Information by Segment - By geographic area (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Total Non Current Assets	$ 506,782	$ 483,580
Mexico and Central America [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	234,719	234,679
Mexico
Disclosure of geographical areas [line items]
Total Non Current Assets	220,843	226,497
United States
Disclosure of geographical areas [line items]
Total Non Current Assets	53,447	37,105
South America
Disclosure of geographical areas [line items]
Total Non Current Assets	117,278	124,470
Brazil
Disclosure of geographical areas [line items]
Total Non Current Assets	65,512	66,050
Colombia
Disclosure of geographical areas [line items]
Total Non Current Assets	14,433	15,653
Argentina
Disclosure of geographical areas [line items]
Total Non Current Assets	4,486	3,905
Chile
Disclosure of geographical areas [line items]
Total Non Current Assets	29,621	30,953
Uruguay
Disclosure of geographical areas [line items]
Total Non Current Assets	2,473	4,537
Ecuador
Disclosure of geographical areas [line items]
Total Non Current Assets	3,590	3,372
Europe
Disclosure of geographical areas [line items]
Total Non Current Assets	$ 101,338	$ 87,326